Income Statement - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net operating income	R$ 16,085,094	R$ 14,608,233	R$ 14,098,208
Cost of services	(9,086,456)	(8,778,963)	(9,013,120)
Gross profit	6,998,638	5,829,270	5,085,088
Selling expenses	(693,480)	(686,012)	(639,559)
Allowance for doubtful accounts	(166,727)	(82,681)	(90,488)
Administrative expenses	(996,877)	(1,098,990)	(934,896)
Other operating income (expenses), net	28,591	(5,679)	4,722
Equity in results of investments in affiliaties	6,510	5,760	4,740
Profit from operations before finance income (expenses) and income tax and social contribution	5,176,655	3,961,668	3,429,607
Financial expenses	(807,967)	(688,280)	(839,891)
Financial revenues	446,302	326,244	448,710
Exchange result, net	(902,671)	(96,018)	1,090,628
Financial result, net	(1,264,336)	(458,054)	699,447
Profit before income tax and social contribution	3,912,319	3,503,614	4,129,054
Income tax and social contribution
Current	(852,655)	(882,787)	(1,121,289)
Deferred	(224,596)	(101,517)	(60,667)
Income tax and social contribution, total	(1,077,251)	(984,304)	(1,181,956)
Profit for the year	R$ 2,835,068	R$ 2,519,310	R$ 2,947,098
Earnings per share - basic and diluted (in reais)	R$ 4.15	R$ 3.69	R$ 4.31